Loans and Notes (Details) - Part-1					3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2023 USD ($)	Jul. 27, 2022 USD ($)	Jun. 27, 2022 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jul. 31, 2022 USD ($)	Jul. 27, 2022 MYR (RM)	Jul. 18, 2022 USD ($)	Jun. 27, 2022 MYR (RM)
Loans and Notes [Line Items]
Short term loan	$ 74,078
Interest expenses					$ 495		$ 3,265	$ 1,301
Interest expenses loan amount					2,572	$ 8,220	72,014	50,060	$ 95,242	$ 341,609
Redeemable percentage				12.00%
Insurance Loan [Member]
Loans and Notes [Line Items]
Instalments amount	$ 6,573
percentage of interest rate	9.50%
Remaining balance of Insurance loan							56,889
Insurance Loan [Member]
Loans and Notes [Line Items]
Interest expenses loan amount									4,437	0
Senior Note [Member]
Loans and Notes [Line Items]
Interest rate				12.00%
Principal amount				$ 65,000
Fong note amount										65,000
First Insurance Funding [Member] | Premium Finance Agreement [Member]
Loans and Notes [Line Items]
Short term loan	$ 264,563
Instalments amount	$ 27,177
First Insurance Funding [Member] | Premium Finance Agreement [Member]
Loans and Notes [Line Items]
Interest rate	5.90%
Agtiq Solutions Sdn Bhd [Member]
Loans and Notes [Line Items]
Interest expenses loan amount								$ 2,515
Agtiq Solutions Sdn Bhd [Member] | Revolving Credit Facility [Member] | Agtiq Loan Agreement [Member]
Loans and Notes [Line Items]
Loan facility to borrow		$ 700,000	$ 700,000									RM 3,000,000		RM 3,000,000
Interest rate		3.50%	3.50%
Balance amount										668,923
Technovative Hub Sdn Bhd [Member] | Revolving Credit Facility [Member] | Technovative Loan Agreement [Member]
Loans and Notes [Line Items]
Loan facility to borrow		$ 1,000,000	$ 1,000,000									RM 4,000,000		RM 4,000,000
Interest rate		3.50%	3.50%
Balance amount										748,724
Additional amount											$ 567,215		$ 567,215
Loans From Third Parties [Member]
Loans and Notes [Line Items]
Interest expenses loan amount									$ 2,515	$ 0